Trade Payables And Expense Accruals (Tables)	12 Months Ended
Dec. 31, 2011
Trade Payables And Expense Accruals [Abstract]
Summary Of Trade Payables And Expense Accruals

	2011	2010

Trade payables	$80,960	$13,900
Book overdrafts	92,254	3,177
Cattle purchases payable	31,431	–
Payables related to securities	955	1,878
Accrued compensation, severance and other employee benefits	89,061	66,516
Accrued legal and professional fees	18,364	7,338
Accrued litigation settlement	–	11,229
Taxes other than income	9,207	4,332
Accrued interest payable	35,496	40,250
Other	16,593	18,604
	$374,321	$167,224